Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	2.42500%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,986,415.51

Principal:
Principal Collections	$26,713,585.87
Prepayments in Full	$13,538,912.30
Liquidation Proceeds	$727,585.41
Recoveries	$94,878.74
Sub Total	$41,074,962.32
Collections	$44,061,377.83

Purchase Amounts:
Purchase Amounts Related to Principal	$105,721.77
Purchase Amounts Related to Interest	$614.87
Sub Total	$106,336.64

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,167,714.47

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,167,714.47
Servicing Fee	$869,898.15	$869,898.15	$0.00	$0.00	$43,297,816.32
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,297,816.32
Interest - Class A-2a Notes	$197,245.32	$197,245.32	$0.00	$0.00	$43,100,571.00
Interest - Class A-2b Notes	$134,906.32	$134,906.32	$0.00	$0.00	$42,965,664.68
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$41,583,706.93
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$41,240,925.93
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,240,925.93
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$41,112,659.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,112,659.26
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$41,023,182.59
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,023,182.59
Regular Principal Payment	$37,373,350.03	$37,373,350.03	$0.00	$0.00	$3,649,832.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,649,832.56
Residual Released to Depositor	$0.00	$3,649,832.56	$0.00	$0.00	$0.00
Total		$44,167,714.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,373,350.03
Total					$37,373,350.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,895,136.67	$68.79	$197,245.32	$0.62	$22,092,381.99	$69.41
Class A-2b Notes	$15,478,213.36	$68.79	$134,906.32	$0.60	$15,613,119.68	$69.39
Class A-3 Notes	$0.00	$0.00	$1,381,957.75	$2.53	$1,381,957.75	$2.53
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$37,373,350.03	$23.67	$2,274,633.73	$1.44	$39,647,983.76	$25.11

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$91,387,794.96	0.2871302	$69,492,658.29	0.2183381
Class A-2b Notes	$64,604,291.39	0.2871302	$49,126,078.03	0.2183381
Class A-3 Notes	$547,310,000.00	1.0000000	$547,310,000.00	1.0000000
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$912,412,086.35	0.5778966	$875,038,736.32	0.5542254

Pool Information
Weighted Average APR	3.362%	3.356%
Weighted Average Remaining Term	45.13	44.28
Number of Receivables Outstanding	47,851	46,886
Pool Balance	$1,043,877,775.69	$1,002,148,941.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$955,700,199.56	$917,700,917.01
Pool Factor	0.6040960	0.5799474

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$84,448,024.07
Targeted Overcollateralization Amount	$127,110,204.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$127,110,204.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$643,029.26
(Recoveries)		58	$94,878.74
Net Loss for Current Collection Period			$548,150.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6301%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6868%
Second Prior Collection Period			0.4631%
Prior Collection Period			0.5173%
Current Collection Period			0.6430%
Four Month Average (Current and Prior Three Collection Periods)			0.5776%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1860	$6,799,288.33
(Cumulative Recoveries)			$564,341.64
Cumulative Net Loss for All Collection Periods			$6,234,946.69
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3608%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,655.53
Average Net Loss for Receivables that have experienced a Realized Loss			$3,352.12

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.05%	422	$10,477,750.20
61-90 Days Delinquent	0.10%	44	$1,042,237.83
91-120 Days Delinquent	0.04%	16	$430,433.85
Over 120 Days Delinquent	0.04%	16	$445,189.39
Total Delinquent Receivables	1.24%	498	$12,395,611.27

Repossession Inventory:
Repossessed in the Current Collection Period		31	$862,522.02
Total Repossessed Inventory		48	$1,365,641.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1395%
Prior Collection Period			0.1484%
Current Collection Period			0.1621%
Three Month Average			0.1500%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1914%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	15

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer